Subsequent Event	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent Event	25. Subsequent Event Gravity Game Hub Pte. Ltd., a subsidiary, was established in Singapore on January 4, 2021.